Note 19 - Accumulated Other Comprehensive Income (Details) - Significant Amounts Reclassified Out of Each Component of Accumulated Other Comprehensive Income (Loss) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Unrealized gains on available-for-sale securities
Reclassified from accumulated other comprehensive income, investment securities gains, net	[1]	$ 323	$ 248
Reclassified from accumulated other comprehensive income, income taxes	[1]	(110)	(84)
Reclassified from accumulated other comprehensive income, net of tax	[1]	$ 213	$ 164

[1]	Amounts in parentheses indicate debits to net income